Share-based compensation (Details 2)	Jul. 15, 2016 USD ($) Options_life	Jul. 07, 2015 USD ($) Options_life
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value of the option using appropriate model	$ 2.27	$ 5.14
Fair value of shares at grant date	7.48	11.47
Exercise price	10.00	10.00
Exercise multiple	$ 2.5	$ 2.5
Expected time to exercise (years)		3 years 4 months 24 days
Expected volatility	28.89%	27.00%
Total life of Options | Options_life	10	10
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.56%	2.26%